Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Variable Investment Fund
Entity Central Index Key	0000813383
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000005036 [Member]
Shareholder Report [Line Items]
Fund Name	Appreciation Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	1.12%*
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 186,000,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$186	43	4.02%

Holdings [Text Block]
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000005030 [Member]
Shareholder Report [Line Items]
Fund Name	Appreciation Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Appreciation Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$44	0.87%*
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[2]
Net Assets	$ 186,000,000
Holdings Count | Holding	43
Investment Company Portfolio Turnover	4.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$186	43	4.02%

Holdings [Text Block]
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000005060 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Small Cap Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$42	0.76%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 42	[3]
Expense Ratio, Percent	0.76%	[3],[4]
Material Change Date	Jan. 01, 2026
Net Assets	$ 370,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	51.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$370	103	51.60%

Holdings [Text Block]
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”), had agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .10% of the value of the Fund’s average daily net assets. Effective April 30, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]	BNY Mellon Investment Adviser, Inc. (the “Adviser”), had agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .10% of the value of the Fund’s average daily net assets. Effective April 30, 2026, the Adviser terminated this waiver agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
C000005061 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Small Cap Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$56	1.01%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 56	[5]
Expense Ratio, Percent	1.01%	[5],[6]
Material Change Date	Jan. 01, 2026
Net Assets	$ 370,000,000
Holdings Count | Holding	103
Investment Company Portfolio Turnover	51.60%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$370	103	51.60%

Holdings [Text Block]
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon Investment Adviser, Inc. (the “Adviser”), had agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .10% of the value of the Fund’s average daily net assets. Effective April 30, 2026, the Adviser terminated this waiver agreement.
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.

Material Fund Change Expenses [Text Block]
BNY Mellon Investment Adviser, Inc. (the “Adviser”), had agreed, from January 1, 2026 through April 30, 2026, to waive receipt of a portion of the Fund’s management fee in the amount of .10% of the value of the Fund’s average daily net assets. Effective April 30, 2026, the Adviser terminated this waiver agreement.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2026 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
C000005065 [Member]
Shareholder Report [Line Items]
Fund Name	Growth and Income Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$49	0.95%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 49	[7]
Expense Ratio, Percent	0.95%	[7],[8]
Net Assets	$ 115,000,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	45.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	124	45.97%

Holdings [Text Block]
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000005064 [Member]
Shareholder Report [Line Items]
Fund Name	Growth and Income Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Growth and Income Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$36	0.70%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 36	[9]
Expense Ratio, Percent	0.70%	[9],[10]
Net Assets	$ 115,000,000
Holdings Count | Holding	124
Investment Company Portfolio Turnover	45.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$115	124	45.97%

Holdings [Text Block]
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
C000005072 [Member]
Shareholder Report [Line Items]
Fund Name	Government Money Market Portfolio
Class Name	Government Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Variable Investment Fund, Government Money Market Portfolio (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Market Portfolio*	$18	0.36%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 18	[11]
Expense Ratio, Percent	0.36%	[11],[12]
Net Assets	$ 315,000,000
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings
$315	96

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Allocation of Holdings (Based on Net Assets)

[1]	Annualized.
[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized.
[7]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized.
[9]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[10]	Annualized.
[11]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized.